Financial Assets/Liabilities at Fair Value through Profit or Loss - Financial Assets at Fair Value through Profit and Loss (Detail) - Deutsche Bank AG - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024
Trading assets:
Total trading assets		€ 153,811	€ 139,772
Positive market values from derivative financial instruments		241,654	291,800
Non-trading financial assets mandatory at fair value through profit or loss:
Securities borrowed		6	44
Total Non-trading financial assets mandatory at fair value through profit or loss		124,495	114,324
Financial assets designated at fair value through profit or loss:
Total financial assets designated at fair value through profit or loss		0	0
Total financial assets at fair value through profit or loss		519,960	545,895
Trading assets:
Trading assets:
Trading securities		130,581	124,857
Other trading assets	[1]	23,230	14,914
Total trading assets		153,811	139,772
Positive market values from derivative financial instruments		241,654	291,800
Total financial assets classified as held for trading		395,465	431,571
Non-trading financial assets mandatory at fair value through profit or loss:
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements		95,802	88,736
Securities borrowed		16,513	15,913
Loans		3,370	1,954
Other financial assets mandatory at fair value through profit or loss		8,810	7,721
Total Non-trading financial assets mandatory at fair value through profit or loss		124,495	114,324
Financial assets designated at fair value through profit or loss:
Loans		3,370	1,954
Other financial assets mandatory at fair value through profit or loss		8,810	7,721
Financial assets designated at fair value through profit or loss:
Non-trading financial assets mandatory at fair value through profit or loss:
Loans		0	0
Other financial assets mandatory at fair value through profit or loss		0	0
Financial assets designated at fair value through profit or loss:
Loans		0	0
Other financial assets mandatory at fair value through profit or loss		0	0
Total financial assets designated at fair value through profit or loss		€ 0	€ 0

[1]	Includes traded loans of € 12.8 billion and € 11.4 billion at December 31, 2025 and 2024 respectively